Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 769,557,427	$ 463,199,914	$ 313,328,567
Other Adjustments and Interest on sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	428,634,401	233,106,874	86,577,714
Rental of Safety Deposit Boxes
Disclosure Of Other Operating Income [line items]
Other Operating Income	24,720,538	25,143,631	24,795,673
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	22,715,594	6,899,479	5,729,318
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	145,723,863	110,707,327	76,170,864
Reversed allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	51,320,766	407,710	12,358,389
Others
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 96,442,265	$ 86,934,893	$ 107,696,609